Equity Incentive Plan and Stock-Based Compensation - Summary of Stock Option Activity (Details) - 2017 Equity Incentive Plan	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Subject to Options, Outstanding at December 31, 2018 | shares	3,476,847
Shares Subject to Options, Granted | shares	1,841,380
Shares Subject to Options, Exercised | shares	(69,697)
Shares Subject to Options, Forfeitures and cancellations | shares	(913,595)
Shares Subject to Options, Outstanding at December 31, 2019 | shares	4,334,935
Shares Subject to Options, Exercisable at December 31,2019 | shares	2,128,758
Weighted-Average Exercise Price per Share, Outstanding at December 31, 2018 | $ / shares	$ 12.67
Weighted-Average Exercise Price per Share, Granted | $ / shares	7.60
Weighted-Average Exercise Price per Share, Exercised | $ / shares	3.61
Weighted-Average Exercise Price per Share, Forfeitures and cancellations | $ / shares	11.67
Weighted-Average Exercise Price per Share, Outstanding at December 31, 2019 | $ / shares	10.87
Weighted-Average Exercise Price per Share, Exercisable at December 31, 2019 | $ / shares	$ 11.58
Weighted-Average Remaining Contractual Term, Outstanding at December 31, 2019	7 years 2 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable at December 31, 2019	5 years 9 months 18 days